VIRTUS Ceredex Large-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—98.2%
Communication Services—2.1%
Walt Disney Co. (The)	132,539	$ 16,217
Consumer Discretionary—2.2%
Home Depot, Inc. (The)	43,967	16,866
Consumer Staples—4.3%
Kenvue, Inc.	558,434	11,984
Sysco Corp.	149,204	12,112
Target Corp.	48,020	8,510
		32,606

Energy—7.6%
Chesapeake Energy Corp.	189,869	16,866
Chevron Corp.	127,572	20,123
EOG Resources, Inc.	162,606	20,788
		57,777

Financials—16.3%
Allstate Corp. (The)	53,272	9,217
Aon plc Class A	56,890	18,985
Bank of America Corp.	449,359	17,040
JPMorgan Chase & Co.	80,954	16,215
KeyCorp	964,290	15,245
Progressive Corp. (The)	55,050	11,385
U.S. Bancorp	441,963	19,756
Willis Towers Watson plc	54,876	15,091
		122,934

Health Care—11.8%
Danaher Corp.	80,653	20,140
Humana, Inc.	58,228	20,189
Johnson & Johnson	116,207	18,383
Revvity, Inc.	167,885	17,628
	Shares	Value

Health Care—continued
Zimmer Biomet Holdings, Inc.	97,892	$ 12,920
		89,260

Industrials—25.1%
Deere & Co.	45,884	18,847
Delta Air Lines, Inc.	226,282	10,832
Emerson Electric Co.	100,170	11,361
FedEx Corp.	70,856	20,530
Fortive Corp.	208,871	17,967
Honeywell International, Inc.	91,105	18,699
Hubbell, Inc. Class B	18,445	7,656
IDEX Corp.	64,910	15,839
Jacobs Solutions, Inc.	99,819	15,345
Knight-Swift Transportation Holdings, Inc. Class A	260,881	14,354
L3Harris Technologies, Inc.	67,598	14,405
Rockwell Automation, Inc.	31,983	9,318
Xylem, Inc.	112,699	14,565
		189,718

Information Technology—10.7%
Cisco Systems, Inc.	270,662	13,509
Intel Corp.	419,332	18,522
Marvell Technology, Inc.	224,030	15,879
Teradyne, Inc.	146,507	16,530
Texas Instruments, Inc.	92,068	16,039
		80,479

Materials—11.3%
Air Products & Chemicals, Inc.	61,555	14,913
Avery Dennison Corp.	50,619	11,301
DuPont de Nemours, Inc.	180,198	13,816
Eastman Chemical Co.	123,827	12,410
Freeport-McMoRan, Inc.	257,270	12,097
Sherwin-Williams Co. (The)	22,735	7,896
	Shares	Value

Materials—continued
Vulcan Materials Co.	47,514	$ 12,967
		85,400

Real Estate—3.4%
Crown Castle, Inc.	114,078	12,073
Sun Communities, Inc.	102,931	13,235
		25,308

Utilities—3.4%
CMS Energy Corp.	176,599	10,656
Southern Co. (The)	211,953	15,206
		25,862

Total Common Stocks (Identified Cost $628,978)		742,427

Total Long-Term Investments—98.2% (Identified Cost $628,978)		742,427

TOTAL INVESTMENTS—98.2% (Identified Cost $628,978)		$742,427
Other assets and liabilities, net—1.8%		13,500
NET ASSETS—100.0%		$755,927

Country Weightings†
United States	95%
United Kingdom	3
Ireland	2
Total	100%
† % of total investments as of March 31, 2024.
The following table summarizes the value of the Fund’s investments as of March 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$742,427	$742,427
Total Investments	$742,427	$742,427
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2024.
There were no transfers into or out of Level 3 related to securities held at March 31, 2024.
See Notes to Schedule of Investments

VIRTUS Ceredex Large-Cap Value Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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